Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Tax loss carryforwards	$ 1,118	$ 1,195
Tax credit carryforwards	534	454
Regulatory liabilities	144	205
Derivative instruments	225	175
Other	462	372
Total deferred income tax assets before valuation allowance	2,483	2,401
Valuation allowance	(322)	(363)
Total deferred income tax assets after valuation allowance	2,161	2,038
Deferred income tax liabilities:
PP&E	(3,421)	(3,223)
Regulatory assets	(46)	(216)
Derivative instruments	(198)	(196)
Investments subject to significant influence	(105)	(235)
Other	(330)	(312)
Total deferred income tax liabilities	(4,100)	(4,182)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	392	208
Long-term deferred income tax liabilities	(2,331)	(2,352)
Net deferred income tax liabilities	$ (1,939)	$ (2,144)